RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

15. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors. The transactions are conducted at arm’s length and in the normal course of operations.

(i) Management and Board compensation
For the years ended August 31, 2019 and 2018, the Company’s expenses included the following management and board compensation:

	AUGUST 31, 2019	AUGUST 31, 2018
Salaries and consulting fees	$2,521	$2,094
Share-based compensation	5,155	3,939
Total key management compensation	$7,676	$6,033

During the year ended August 31, 2019, 685,000 stock options (August 31, 2018 – 1,461,648) were granted to key management personnel at an average exercise price of $4.75 (August 31, 2018 - $3.63) and aggregate fair value of $1,736 (August 31, 2018 - $2,417). In addition, during the year ended August 31, 2019, 631,949 RSUs (August 31, 2018 – 129,962), were granted to key management personnel with an aggregate fair value of $3,002 (August 31, 2018 – $856).

During the year ended August 31, 2019, 37,500 share purchase warrants (August 31, 2018 – nil) were exercised by key management personnel and directors at an exercise price of $4.00 per share.

(ii) Significant transactions with associates
For the year ended August 31, 2019, the Company received interest income of $374 (August 31, 2018 - $nil) on its convertible debenture investment in Eviana disclosed in Note 14, which has been recorded as distributions under the equity accounting method. The Company had no other transactions nor any balances outstanding with its associates.